Related Party Balances and Transactions (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Balances and Transactions
Research and development expenses paid to companies controlled by officers included in general and administrative		$ 3,361,858	$ 1,248,189	$ 6,211,043	$ 3,755,549	$ 5,176,932	$ 7,152,913
Number of shares issued for acquisition						63,050
Convertible notes advance received						$ 100,000
February 2025 Bridge Round Offering
Related Party Balances and Transactions
Convertible notes advance received	$ 100,000
Related party
Related Party Balances and Transactions
Professional fees and expenses paid to companies controlled by officers included in general and administrative		247,552	98,609	450,484	301,770	442,110	467,534
Research and development expenses paid to companies controlled by officers included in general and administrative		$ 7,083	$ 8,828	$ 28,238	$ 26,948	$ 42,212	$ 45,131